FINANCIAL RISK MANAGEMENT (Details 12) - Interest Rate Risk [Member] S/ in Thousands	12 Months Ended
	Dec. 31, 2018 PEN (S/) BasisPoints	Dec. 31, 2017 PEN (S/) BasisPoints
Soles at 50 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | BasisPoints	50	50
Sensitivity Analysis, Net Profit	S/ 10,463	S/ 1,451
Sensitivity Analysis, Net Economic Value	S/ 439,964	S/ 354,899
Soles at 75 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | BasisPoints	75	75
Sensitivity Analysis, Net Profit	S/ 15,695	S/ 2,176
Sensitivity Analysis, Net Economic Value	S/ 659,946	S/ 532,348
Soles at 100 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | BasisPoints	100	100
Sensitivity Analysis, Net Profit	S/ 20,926	S/ 2,901
Sensitivity Analysis, Net Economic Value	S/ 879,928	S/ 709,798
Soles at 150 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | BasisPoints	150	150
Sensitivity Analysis, Net Profit	S/ 31,389	S/ 4,352
Sensitivity Analysis, Net Economic Value	S/ 1,319,893	S/ 1,064,696
US Dollar at 50 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | BasisPoints	50	50
Sensitivity Analysis, Net Profit	S/ 48,325	S/ 8,068
Sensitivity Analysis, Net Economic Value	S/ 6,718	S/ 129,876
US Dollar at 75 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | BasisPoints	75	75
Sensitivity Analysis, Net Profit	S/ 72,487	S/ 12,103
Sensitivity Analysis, Net Economic Value	S/ 10,078	S/ 194,813
US Dollar at 100 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | BasisPoints	100	100
Sensitivity Analysis, Net Profit	S/ 96,650	S/ 16,137
Sensitivity Analysis, Net Economic Value	S/ 13,437	S/ 259,751
US Dollar at 150 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | BasisPoints	150	150
Sensitivity Analysis, Net Profit	S/ 144,975	S/ 24,205
Sensitivity Analysis, Net Economic Value	S/ 20,155	S/ 389,627